Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories, net
Raw materials	$ 83	$ 91	$ 102
Work in process	376	392	231
Finished goods	491	409	273
Inventories	$ 950	$ 892	$ 606